Cash and cash equivalents and time deposit - Cash on hand and cash held at bank (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank						$ 39,828						$ 44,401
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank					¥ 61,312	8,904					¥ 50,600	7,694
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank			$ 10,337			1,317			$ 18,099			2,332
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank						29,185						33,639
SGD
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		$ 263				190		$ 432				323
TWD
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	$ 5,700					181	$ 7,014					235
Euro
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank				€ 38		43				€ 106		126
Others
Cash and cash equivalents and time deposit
Cash and Cash Equivalents and Time Deposits						8						52
Cash on hand and cash held at bank						$ 6						$ 67